Leases - Minimum Future Lease Payments to be Received from Sales-Type and Direct Financing Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Schedule Of Capital Leases Future Minimum Payments Receivable [Line Items]
2013	$ 2,526
2014	3,474
2015	3,053
2016	1,090
2017	294
Thereafter	$ 301